Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (176,648)	$ (5,173,574)	$ (6,714,329)
Denominator:
Weighted average common shares outstanding	7,500,000	10,772,493	7,890,507
Net loss per share, basic and diluted	$ (0.02)	$ (0.48)